Document And Entity Information	May 04, 2021
Document Information [Line Items]
Entity, Registrant Name	CONSOL Energy Inc.
Document, Type	8-K
Document, Period End Date	May 04, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38147
Entity, Tax Identification Number	82-1954058
Entity, Address, Address Line One	1000 CONSOL Energy Drive
Entity, Address, Address Line Two	Suite 100
Entity, Address, City or Town	Canonsburg
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	15317
City Area Code	724
Local Phone Number	416-8300
Title of 12(b) Security	Common Stock
Trading Symbol	CEIX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001710366